UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-09625

The Kelmoore Strategy® Variable Trust

(Exact name of registrant as specified in charter)

2465 East Bayshore Road, Suite 300

Palo Alto, CA 94303

(Address of principal executive offices) (Zip code)

Ralph M. Kelmon, President

The Kelmoore Strategy® Variable Trust

2465 East Bayshore Road, Suite 300

Palo Alto, CA 94303

(Name and address of agent for service)

registrant’s telephone number, including area code: 800-486-3717

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Not applicable. The registrant liquidated on December 28, 2005, therefore there is no report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

Item 2.	Code of Ethics.

The registrant liquidated prior to the reporting period, therefore this item is not applicable.

Item 3.	Audit Committee Financial Expert.

The registrant liquidated prior to the reporting period, therefore this item is not applicable.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $41,600 in the fiscal year ended December 31, 2005. The registrant liquidated on December 28, 2005, therefore the registrant did not engage a principal accountant during the fiscal year ended December 31, 2006.

Audit-Related Fees

(b)	The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $5,950 in the fiscal year ended December 31, 2005. These services are related to the review of tax provisions. The registrant liquidated on December 28, 2005, therefore the registrant did not engage a principal accountant during the fiscal year ended December 31, 2006.

Tax Fees

(c)	The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning $10,920 in the fiscal year ended December 31, 2005. These services are related to the review of tax returns and tax straddle. The registrant liquidated on December 28, 2005, therefore the registrant did not engage a principal accountant during the fiscal year ended December 31, 2006.

All Other Fees

(d)	The aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $5,000 in the fiscal year ended December 31, 2005. These services are related to agreed-upon procedures. The registrant liquidated on December 28, 2005, therefore the registrant did not engage a principal accountant during the fiscal year ended December 31, 2006.

(e)(1)	The registrant liquidated prior to the reporting period, therefore this item is not applicable.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	100%

(c)	100%

(d)	100%

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $79,000 in the fiscal year ended December 31, 2005. The registrant liquidated on December 28, 2005, therefore the registrant did not engage a principal accountant during the fiscal year ended December 31, 2006.

(h)	Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable. The registrant liquidated on December 28, 2005, therefore there is no Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant liquidated prior to the reporting period, therefore this item is not applicable.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The registrant liquidated prior to the reporting period, therefore this item is not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Kelmoore Strategy® Variable Trust

By (Signature and Title)*	/s/ Ralph M. Kelmon
Ralph M. Kelmon, Serving in the Capacity of Chief Executive Officer (principal executive officer)

Date April 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ralph M. Kelmon
Ralph M. Kelmon, Serving in the Capacity of Chief Executive Officer (principal executive officer)

Date April 30, 2008

By (Signature and Title)*	/s/ Tamara Wendoll
Tamara Wendoll, Serving in the Capacity of Treasurer (principal financial officer)

Date April 30, 2008

*	Print the name and title of each signing officer under his or her signature.